Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.59513%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$311,295.76

Principal:
Principal Collections	$7,723,906.35
Prepayments in Full	$2,953,856.10
Liquidation Proceeds	$80,550.04
Recoveries	$73,166.21
Sub Total	$10,831,478.70
Collections	$11,142,774.46

Purchase Amounts:
Purchase Amounts Related to Principal	$71,061.13
Purchase Amounts Related to Interest	$318.76
Sub Total	$71,379.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,214,154.35

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,214,154.35
Servicing Fee	$121,671.87	$121,671.87	$0.00	$0.00	$11,092,482.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,092,482.48
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$11,092,482.48
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$11,092,482.48
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,092,482.48
Interest - Class A-4 Notes	$83,215.30	$83,215.30	$0.00	$0.00	$11,009,267.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,009,267.18
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$10,958,212.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,958,212.85
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$10,919,796.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,919,796.60
Regular Principal Payment	$10,197,089.62	$10,197,089.62	$0.00	$0.00	$722,706.98
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$722,706.98
Residual Released to Depositor	$0.00	$722,706.98	$0.00	$0.00	$0.00
Total		$11,214,154.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$10,197,089.62
Total					$10,197,089.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,197,089.62	$99.21	$83,215.30	$0.81	$10,280,304.92	$100.02
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$10,197,089.62	$9.69	$172,685.88	$0.16	$10,369,775.50	$9.85

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$62,411,475.79	0.6072337	$52,214,386.17	0.5080209
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$115,041,475.79	0.1092916	$104,844,386.17	0.0996042

Pool Information
Weighted Average APR	2.603%	2.600%
Weighted Average Remaining Term	22.50	21.75
Number of Receivables Outstanding	16,234	15,544
Pool Balance	$146,006,240.36	$134,966,019.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$136,093,666.72	$125,896,577.10
Pool Factor	0.1276095	0.1179604

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$9,069,442.01
Targeted Overcollateralization Amount	$30,121,632.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,121,632.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$210,847.63
(Recoveries)		127	$73,166.21
Net Loss for Current Collection Period			$137,681.42
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1316%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1371%
Second Prior Collection Period			0.8803%
Prior Collection Period			0.2799%
Current Collection Period			1.1760%
Four Month Average (Current and Prior Three Collection Periods)			0.6183%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3092	$11,486,662.31
(Cumulative Recoveries)			$2,309,115.63
Cumulative Net Loss for All Collection Periods			$9,177,546.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8021%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,714.96
Average Net Loss for Receivables that have experienced a Realized Loss			$2,968.16

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.21%	242	$2,988,991.48
61-90 Days Delinquent	0.22%	21	$297,749.35
91-120 Days Delinquent	0.08%	8	$106,253.28
Over 120 Days Delinquent	0.42%	37	$572,808.01
Total Delinquent Receivables	2.94%	308	$3,965,802.12

Repossession Inventory:
Repossessed in the Current Collection Period		10	$106,803.84
Total Repossessed Inventory		14	$151,313.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3608%
Prior Collection Period			0.4866%
Current Collection Period			0.4246%
Three Month Average			0.4240%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7237%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer